Indebtedness - Additional Information (Detail)		12 Months Ended
	Oct. 30, 2014	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014	Oct. 02, 2007 USD ($) Loan	Nov. 15, 2005 USD ($) Loan
Debt Instrument [Line Items]
Senior Notes, permitted minimum aggregate principal amount prepayment without penalty		10.00%
Percentage of face value to be paid if notes are prepaid		100.00%
Senior Notes, calculation of make-whole amount, description		Discounting the remaining scheduled payments of interest and principal of the Senior Notes being prepaid at a discount rate equal to the sum of 50 basis points
Discount on Senior Notes principal and interest		0.50%
Interest coverage ratio	250.00%
Unused line of credit commitment fee based on leverage ratio	0.10%
Borrowings outstanding under Credit Facility		$ 382,000,000	$ 330,000,000
Bank Credit Facility, borrowings available		109,000,000
Letter of Credit Facility		50,000,000
Letters of credit outstanding, amount		$ 9,000,000
Maximum [Member]
Debt Instrument [Line Items]
Consolidated funded indebtedness ratio	350.00%
Unused line of credit commitment fee based on leverage ratio	0.35%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable margin	1.00%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable margin	2.25%
Federal Funds Effective Swap Rate | Minimum [Member]
Debt Instrument [Line Items]
Variable margin	0.00%
Federal Funds Effective Swap Rate | Maximum [Member]
Debt Instrument [Line Items]
Variable margin	1.25%
Bank Credit Facility [Member]
Debt Instrument [Line Items]
Weighted-average interest rate		1.60%	1.50%	1.90%
Interest rate of debt instrument		1.80%	1.60%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit Facility, principal balance		$ 500,000,000
Credit Facility, maturity date		Oct. 30, 2019
Credit Facility, interest rate description		At the option of the Company, outstanding principal amounts on the Credit Facility bear interest at a variable rate equal to (i) LIBOR, plus an agreed margin (ranging from 100 to 225 basis points), which is to be established quarterly based upon the Company’s ratio of consolidated EBITDA, defined as earnings before interest, taxes, depreciation and amortization, to the Company’s consolidated indebtedness (the “Leverage Ratio”), or (ii) an alternative base rate which is the higher of (a) the prime rate or (b) the federal funds rate plus 1/2% per annum plus an agreed margin (ranging from 0 to 125 basis points). Interest payments are payable, in the case of loans bearing interest at a rate based on the federal funds rate, quarterly, or in the case of loans bearing interest at a rate based on LIBOR, at the end of the LIBOR advance periods, which can be a period of up to nine months at the option of the Company. The Company is also required to pay a commitment fee on unused available borrowings under the Credit Facility ranging from 10 to 35 basis points depending upon the Leverage Ratio.
Line of Credit | Federal Funds Effective Swap Rate | Maximum [Member]
Debt Instrument [Line Items]
Variable margin	0.50%
Letter of Credit [Member]
Debt Instrument [Line Items]
Bank Credit Facility, one-time fee		0.125%
Senior Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate		5.90%	5.80%	5.80%
Interest rate of debt instrument		5.99%	5.80%
2005 Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Senior Notes, sale						$ 200,000,000
Number of tranches | Loan						3
Senior Notes, payment terms		Interest for the remaining Notes is payable semi-annually on May 15 and November 15 of each year until all principal is paid for the above tranche.
2007 Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Senior Notes, sale					$ 200,000,000
Number of tranches | Loan					4
Senior Notes, payment terms		Interest for each remaining tranche of Notes is payable semi-annually on April 2 and October 2 of each year until all principal is paid for the respective tranche.